Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Depreciation expenses	¥ 52,714		¥ 155,668
Various expenses	13,674		41,641
Costs of operating leases	¥ 66,388	¥ 64,127	¥ 197,309	¥ 191,493